Operating Expenses	12 Months Ended
Dec. 31, 2015
Operating Expenses [Abstract]
Operating Expenses

5.	Operating Expenses

For 2015, 2014 and 2013, selling expenses (which include broker commissions, the variable component of our internal sales force compensation and premium taxes) and general and administrative expenses were as follows:

(Millions)	2015	2014	2013
Selling expenses	$1,611.1	$1,653.0	$1,348.6
General and administrative expenses:
Salaries and related benefits	4,995.4	4,691.3	4,139.5
Other general and administrative expenses (1)	5,042.8	4,493.4	3,157.3
Total general and administrative expenses	10,038.2	9,184.7	7,296.8
Total operating expenses	$11,649.3	$10,837.7	$8,645.4

(1)
In 2015 and 2014, includes fees mandated by the ACA comprised primarily of the HIF of $856.8 million and $605.3 million, respectively, and our estimated contribution to the funding of the reinsurance program of $210.0 million and $335.5 million, respectively. Refer to Note 2 beginning on page 88 for additional information on fees mandated by the ACA.